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Figure Technology Solutions to Present at Upcoming Investor Conferences

NEW YORK, Nov. 21, 2025 (GLOBE NEWSWIRE) – Figure Technology Solutions, Inc. (Nasdaq: FIGR), the leading blockchain-native capital marketplace for the origination, funding, sale and trading of...

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November 17, 2025 17:11 ET | Source: Figure Technology Solutions, Inc.

Figure Announces Public Filing of Registration Statement for Proposed Offering of Tradeable, Blockchain-Native Equity Securities

NEW YORK, Nov. 17, 2025 (GLOBE NEWSWIRE) – Figure Technology Solutions, Inc. (NASDAQ: FIGR) ("Figure"), the leading blockchain-native capital marketplace for the origination, funding, sale and...

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EMBARGO: NOV 24TH - 9 A.M. ET

Ondo Invests $25 Million in Figure’s $YLDS Stablecoin to Power OUSG and Expand Tokenized Treasury Yield

NEW YORK – November 24, 2025 – Figure Technology Solutions (Nasdaq: FIGR), the technology platform powering an efficient, liquid, blockchain-based marketplace for financial products, today announced that Ondo Finance has made a $25 million strategic investment in Figure’s $YLDS stablecoin which is issued by Figure’s subsidiary Figure Certificate Company (FCC), as part of the backing of Ondo Short-Term US Treasuries Fund (OUSG), Ondo’s flagship tokenized fund. The addition of $YLDS will enhance and diversify the yield source supporting OUSG, complementing a portfolio currently invested in funds issued by leading asset managers. This transaction with Ondo follows Figure’s recent IPO, marking a major milestone in the company’s mission to modernize capital markets.

$YLDS is unique in that it has the same utility and is backed by the same assets as GENIUS Act stablecoins, but it also is a registered security and pays interest to holders. Ondo’s investment is a natural connection for Figure’s $YLDS product, given both the Figure and Ondo ecosystems have strong presence in tokenized Real-World Assets (RWAs). The strategic purchase will help fuel Figure’s expansion, particularly around its flagship DeFi platform, Democratized Prime, where $YLDS is the collateral asset used to interact with pools backed by RWAs such as the HELOC Pool, comprised of Figure’s signature on-chain HELOC loans.

“This partnership bolsters the dominance of the $YLDS stablecoin in tokenized real-world assets,” said Michael Tannenbaum, CEO of Figure Technology Solutions and an Ondo angel investor. “Ondo shares our belief that blockchain can transform how money moves, making it faster, more transparent, and more inclusive. As both a partner and investor, I see firsthand the authenticity and alignment driving this collaboration. Building on the momentum of our IPO, the exciting Ondo investment is another step towards delivering on that vision.”

“Our investment in $YLDS strengthens OUSG’s position as the leading on-chain vehicle for institutional clients,” said Ian De Bode, President of Ondo Finance. “Figure has built robust infrastructure for tokenized lending, and integrating $YLDS into OUSG’s yield strategy further diversifies and institutionalizes the ecosystem supporting our products,” said Ian De Bode, President of Ondo Finance. “We’re excited to deepen our partnership as we work together to expand our products and serve institutions on-chain.”

The collaboration builds on Figure’s $19 billion in blockchain-based lending of RWAs on the Provenance Blockchain and Ondo’s global leadership in tokenized assets, Together, the two aim to accelerate institutional adoption of on-chain finance. For more information, visit figure.com or ondo.finance.

###

About Figure Technology Solutions, Inc.

Figure Technology Solutions, Inc. (Nasdaq: FIGR) is a Provenance Blockchain-native capital marketplace that seamlessly connects origination, funding, and secondary market activity. More than 200 partners use its loan origination system and capital marketplace. Collectively, Figure and its partners have originated over $19 Billion of home equity to date, among other products, making Figure’s ecosystem the largest non-bank provider of home equity financing. The fastest growing components are Figure Connect, its consumer credit marketplace, and Democratized Prime, Figure’s on-chain lend-borrow marketplace. Figure’s ecosystem also includes DART (Digital Asset Registry Technology), a digital lien registry that allows for collateral perfection on-chain, and $YLDS, an SEC-registered yield-bearing stablecoin that is issued by a tokenized face-amount certificate company, which is a type of registered investment company.

Figure is the market leader in real-world asset (RWA) tokenization and its most recent securitization received a AAA rating from S&P, the first of its kind for blockchain finance. For more information, visit https://figure.com or follow Figure on LinkedIn.

Democratized Prime uses a Dutch auction method for its borrowers/lenders. There is an inherent risk due to interest rate volatility in a Dutch auction interest rates in the auction may rise rapidly. At the time of acceptance, your loan may be filled with a different or higher interest rate than offered at the time of selection. The interest rate is only fixed at the time of loan approval and not at the time of loan acceptance.

Figure Certificate Company:

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

This press release shall not constitute an offer to sell or a solicitation of an offer to buy the foregoing securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would not be permitted.

$YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. The registration of $YLDS and FCC with the SEC does not imply approval of either by the SEC. More information about FCC and $YLDS can be found on FCC’s website, available Here.

You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates. Read the prospectus carefully before you invest. Figure Certificate Company Prospectus available Here.

Figure Certificate Company is a wholly owned subsidiary of Figure Technology Solutions, Inc.

About Ondo Finance

Finance Ondo is a blockchain technology company. Its mission is to accelerate the transition to an open economy by building the platforms, assets, and infrastructure that bring financial markets onchain. For more information, visit https://ondo.finance.

NOTE: OUSG tokens have not been registered under the US Securities Act of 1933, as amended (“Act”) or the securities or financial instrument laws of any other jurisdiction, and are available solely to accredited investors (as defined in Rule 501 of Regulation D under the Act) and qualified purchasers (as defined in Section 2(a)(51) of the US Investment Company Act of 1940, as amended). The issuer of OUSG (the “Fund”) is not registered as an investment company under the US Investment Company Act of 1940, as amended, or as an Alternative Investment Fund or Undertaking for Collective Investment in Transferable Securities in the European Economic Area, or under the securities or financial instrument laws of any other jurisdiction. The OUSG-related communications herein are not directed or intended for any investor to which OUSG is not offered.

Nothing herein constitutes any offer to sell, or any solicitation of an offer to buy, OUSG. Nothing herein constitutes investing advice. Acquiring OUSG involves risks. A OUSG holder may incur losses, including total loss of their investment. Past performance is not an indication of future results.

Ondo Capital Management LLC, the investment adviser of the Fund (“the Adviser”) is a Registered Investment Adviser registered with the U.S. Securities and Exchange Commission (“SEC”). The Adviser’s current written disclosure statement (Form ADV Part 2A) discussing its advisory services and fees is available upon request or at the SEC’s Investment Adviser Public Disclosure website (www.adviserinfo.sec.gov). Registration as an investment adviser does not imply a certain level of skill or training. The Adviser shall not be responsible for any errors or omissions, or for the results obtained from the use of the information provided by the Adviser, the Fund or any of their respective affiliates, control persons, agents or representatives.

The Token issuers, their affiliates, their respective shareholders and members, and their respective directors, officers, employees, consultants, agents and representatives (the “Ondo Persons”) do not endorse, the Ondo Persons do not make any representation or warranty whatsoever (express or implied, including but not limited to any warranty of merchantability, fitness for a particular purpose, or non-infringement) regarding, and THE ONDO PERSONS SHALL NOT HAVE ANY LIABILITY WHATSOEVER WITH RESPECT TO ANYONE’S USE OF, any third-party products, services or technologies referenced herein.

Additional terms and restrictions apply. See docs.ondo.finance/legal/terms-of-service,, ondo.finance/ousg, https://docs.ondo.finance/qualified-access-products/ousg, app.ondo.finance and (as applicable) the Token offering documents for details.

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Figure Lending LLC dba Figure 650 S. Tryon Street, 8th Floor, Charlotte, NC 28202. (888) 819-6388. NMLS ID 1717824. For licensing information go to www.nmlsconsumeraccess.org. Equal Opportunity Lender.
For general customer support, call (888) 819-6388 Monday - Friday, 6am - 9pm PT, Saturday - Sunday, 6am - 5pm PT (excluding holidays).

Figure Home Equity Line is available in AK, AL, AR, AZ, CA, CO, CT, DC, DE, FL, GA, IA, ID, IL, IN, KS, KY, LA, MA, MD, ME, MI, MN, MO, MS, MT, NC, ND, NE, NH, NJ, NM, NV, OH, OK, OR, PA, RI, SC, SD, TN, TX, UT, VA, VT, WA, WI, WV, WY.

Equal Housing Opportunity

This site is not authorized by the New York State Department of Financial Services. No mortgage solicitation activity or loan applications for properties located in the State of New York can be facilitated through this site.

Figure Lending LLC is a wholly-owned subsidiary of Figure Technology Solutions, Inc., a financial technology company.

The Figure Fixed Rate Home Equity Line is an open-end product where the full loan amount (minus the origination fee) will be 100% drawn at the time of origination. The initial amount funded at origination will be based on a fixed rate; however, this product contains an additional draw feature. As the borrower repays the balance on the line, the borrower may make additional draws during the draw period. If the borrower elects to make an additional draw, the interest rate for that draw will be set as of the date of the draw and will be based on an Index, which is the Prime Rate published in the Wall Street Journal for the calendar month preceding the date of the additional draw, plus a fixed margin. **Accordingly, the fixed rate for any additional draw may be higher than the fixed rate for the initial draw.**

The Figure Variable Rate Home Equity Line is an open-end product where the full loan amount (minus the origination fee) will be 100% drawn at the time of origination. The initial amount funded at origination will be based on the selected rate at application and will be based on an Index, which is the Prime Rate published in the Wall Street Journal for the calendar month preceding the date of the initial draw, plus a stated margin; however, the rate and payment will adjust monthly based on the market and the fluctuation of the Index subject to a Rate Cap and Rate Floor. As the borrower repays the balance on the line, the borrower may make additional draws during the draw period. If the borrower elects to make an additional draw, the interest rate for that draw will be set as of the date of the draw and will be based on an Index, which is the Prime Rate published in the Wall Street Journal for the calendar month preceding the date of the additional draw, plus a fixed margin. The index can change at any time and the unpaid balance of all draws are subject to the monthly variable rate. **Accordingly, variable rates are based on the market and may change after account opening.** This product is not available in: MA, VA, MS, IL, WI, VT, DC, OK, TX, NY, CO, WY, WV, SC.

1. For the Figure Home Equity Line, approval may be granted in five minutes but is ultimately subject to verification of income and employment. Five business day funding timeline assumes closing the loan with our remote online notary, and where loan amounts are under $400,000 which would not require an appraisal. Funding timelines may be longer for loans secured by properties located in counties that do not permit recording of e-signatures or that otherwise require an in-person closing, or that require a waiting period prior to closing, or where loan amounts exceed $400,000. In addition, funding timelines may be

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lower than $750,000, and will ultimately depend on your home value, lien position, credit profile, verified income amount, and equity available at the time of application. We determine home value and resulting equity through independent data sources and automated valuation models or appraisal. Loan amounts above $400,000 are subject to appraisal.

4. You should consult a tax advisor regarding the deductibility of interest and charges to your Figure Home Equity Line.

5. Average credit card rates on ValuePenguin, Average Home Equity rates on Bankrate

6. Available initial APRs range from 6.25% to 15.20%, which includes the payment of a higher origination fee in exchange for a reduced interest rate, which is not available to all applicants or in all states. The lowest APRs are only available to the most qualified applicants, depending on credit profile and the state where the property is located, and those who also select ten year loan terms; APRs will be higher for other applicants and those who select longer loan terms. Your actual rate will depend on many factors such as your credit, combined loan-to-value ratio, loan term, occupancy status, and whether you are eligible for and choose to pay a higher origination fee in exchange for a lower rate. Rates change frequently so your exact APR will depend on the date you apply. Additionally, for the variable rate HELOC, the APR is based on an interest rate index and the credit agreement margin, and an increase or decrease of the index value will cause a corresponding increase or decrease in the variable APR after account opening subject to a rate floor and rate cap, and your monthly payments may increase or decrease as the APR changes. APRs for home equity lines of credit do not include costs other than interest. You will be responsible for an origination fee of up to 4.99% of your initial draw, depending on the state in which your property is located and your credit profile. You may also be responsible for paying the costs of valuation if an AVM is not available for your property ($180), or an appraisal if your loan amount exceeds $400,000 ($500–$2,000, depending on property type, property value, and state), manual notarization if your county doesn't permit eNotary ($350), and recording fees ($0 - $315) and recording taxes, which vary by state and county ($0–$1,400 per one hundred thousand dollars borrowed). Property insurance is required as a condition of the loan and flood insurance may be required if your property is located in a flood zone.

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